Commitments and contingencies (Details) (Subscription agreement [Member], Preferred stock [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 21, 2012
Subscription agreement [Member] | Preferred stock [Member]
Other Commitments [Line Items]
Commitment to invest in non-voting preferred stock	$ 18.0	$ 18.0